Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of variable interest entities

	December 31, 2018	December 31, 2017

Current assets	$4,395,466	$3,053,731
Non-current assets	-	-
Total assets	4,395,466	3,053,731

Third-party liabilities	(635,845)	(575,935)
Intercompany payables*	(3,664,964)	(2,189,169)
Total liabilities	(4,300,809)	(2,765,104)
Net assets	$94,657	$288,627

*	Payables to Taizhou Fuling are eliminated upon consolidation.

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016

Revenue	$10,858,274	$9,744,914	$7,928,478
Net income (loss)	$(204,967)	$25,246	$39

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016

Net cash provided by (used in) operating activities	$(1,021,593)	$296,037	$(1,006,413)
Net cash (used in) provided by financing activities*	$1,475,795	$(376,338)	$1,153,126
Net (decrease) increase in cash and cash equivalents	$454,202	$(80,301)	$146,713

*	Intercompany financing activities are eliminated upon consolidation.

Schedule of estimated useful lives for property, plant and equipment
Items	Useful life
Property and buildings	10–20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Schedule of estimated useful lives for intangible assets
Items	Useful life
Land use rights	50 years
Trademarks	10 years
Patents	7-10 years

Schedule of foreign currency translations
	December 31, 2018	December 31, 2017	December 31, 2016

Period-end spot rate	US $1=RMB 6.8776	US $1=RMB 6.5074	US $1=RMB 6.94477

Average rate	US $1=RMB 6.6163	US $1=RMB 6.7578	US $1=RMB 6.64410